Property and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Computer Equipment [Member] CNY	Dec. 31, 2012 Computer Equipment [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY	Dec. 31, 2013 Furniture and Fixtures [Member] CNY	Dec. 31, 2012 Furniture and Fixtures [Member] CNY	Dec. 31, 2013 Motor Vehicles [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY
Property and Equipment [Line Items]
Property and equipment, gross					500,760	512,387	45,553	43,422	36,351	30,505	5,888	5,958
Less: Accumulated depreciation		(397,569)	(330,177)
Net book value	31,548	190,983	262,095
Depreciation expense	$ 16,318	98,786	107,038	97,917